Exceptional Items - Summary of Gain on Disposal (Detail) - USD ($) $ in Millions			12 Months Ended
		Apr. 02, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of Detailed Information About Gain on Disposal of Subsidiary [Line Items]
Net assets disposed			$ 56,321	$ 52,218
Details of the gain on disposal/divestment is as follows:
Gain on divestment			$ (3,371)	$ (1,138)	$ (5,763)
Blackwater and Daunia Gain on Divestment [member]
Disclosure of Detailed Information About Gain on Disposal of Subsidiary [Line Items]
Net assets disposed					820
Details of the gain on disposal/divestment is as follows:
Cash consideration - BHP share		$ 4,100			1,072
Deferred and contingent consideration	[1]				690
Transaction and other directly attributable costs					(65)
Income tax expense					(203)
Gain on divestment					$ 674

[1]	Includes the fair value of contingent payments based on 35% revenue share to BMA, subject to average realised prices achieved by the Assets exceeding thresholds of US$159/tonne in the 12 month period 12 months post completion, US$134/tonne in the 12 month period 24 months post completion and US$134/tonne in the 12 month period 36 months post completion.